GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Financial Statements

Year ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Year ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Contract Owners of Genworth Life & Annuity VA Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 4 (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended and the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1997.

Richmond, Virginia

April 23, 2025

Appendix

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five-year or lesser periods then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Discovery Large Cap Fund — Class A (1)

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund — Class A

Allspring Special Large Cap Value Fund — Class A

Allspring Treasury Plus Money Market Fund — Class A

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — A Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares, Inc. — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Acorn International SelectSM — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor Series I

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A

Fidelity Contrafund

Fidelity Advisor ® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Fund — Class FI (1)

Legg Mason Partners Variable Equity Trust

ClearBridge Growth Fund — Class FI (1)

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond Debenture Fund, Inc.

Lord Abbett Bond Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Capital Opportunities Fund — Class A

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A

Thornburg Investment Trust

Thornburg International Equity Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from January 1, 2024 to October 25, 2024 (liquidation date) and the statements of changes in net assets for the period from January 1, 2023 to October 15, 2024 (liquidation date).

Fidelity Advisor Series I

Fidelity Advisor® Balanced Fund — Class A

Fidelity Advisor® Leveraged Company Stock Fund — Class A

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period October 25, 2024 (inception) to December 31, 2024, and the statements of changes in net assets for the period from October 25, 2024 (inception) to December 31, 2024 and the financial highlights for the lesser periods in the five years ended December 31, 2024.

Fidelity Puritan Trust

Fidelity® Balanced Fund — Class A

Fidelity Stock Fund

Fidelity® Leveraged Company Stock Fund — Class A

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2024

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$132,802	$105,568	$1,153,383	$6,904	$694,237
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	290	—	8
Total assets	132,802	105,568	1,153,673	6,904	694,245

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	5	46	1	30
Payable for units withdrawn	—	—	—	1	—
Total liabilities	5	5	46	2	30

Net assets	$132,797	$105,563	$1,153,627	$6,902	$694,215

Investments in securities at cost	$121,283	$98,350	$928,176	$5,795	$666,651
Shares outstanding	2,091	7,700	13,759	349	11,961

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

Assets:
Investments at fair value (note 2b)	$302,669	$2,053,363	$760,905	$59,654	$358,380
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	302,669	2,053,363	760,905	59,654	358,380

Liabilities:
Accrued expenses payable to affiliate (note 4b)	12	86	33	2	12
Payable for units withdrawn	69	107	105	—	94
Total liabilities	81	193	138	2	106

Net assets	$302,588	$2,053,170	$760,767	$59,652	$358,274

Investments in securities at cost	$329,680	$2,025,053	$798,348	$49,935	$357,756
Shares outstanding	29,328	110,813	41,785	1,345	7,059

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2024

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

$294,030	$966,812	$622,768	$—	$—	$19,255	$48,558
—	—	—	—	—	66	—
—	—	—	—	—	—	—
294,030	966,812	622,768	—	—	19,321	48,558

8	75	23	—	—	1	—
48	123	89	—	—	—	—
56	198	112	—	—	1	—

$293,974	$966,614	$622,656	$—	$—	$19,320	$48,558

$272,642	$922,913	$573,103	$—	$—	$19,255	$50,571
10,220	10,325	21,783	—	—	19,255	5,815

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

$239,397	$23,975	$28,808	$291,934	$611,864	$308,242	$215,521
—	—	—	—	—	1,933	—
—	—	—	—	66	—	—
239,397	23,975	28,808	291,934	611,930	310,175	215,521

10	2	2	12	23	15	6
—	1	1	86	—	68	1
10	3	3	98	23	83	7

$239,387	$23,972	$28,805	$291,836	$611,907	$310,092	$215,514

$273,957	$28,166	$23,987	$304,186	$674,854	$310,223	$176,844
28,000	952	1,697	21,294	23,808	35,553	8,495

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2024

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

Assets:
Investments at fair value (note 2b)	$162,826	$—	$870,832	$—	$307,121
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	147	—	—
Total assets	162,826	—	870,979	—	307,121

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7	—	35	—	11
Payable for units withdrawn	1	—	—	—	74
Total liabilities	8	—	35	—	85

Net assets	$162,818	$—	$870,944	$—	$307,036

Investments in securities at cost	$175,822	$—	$808,283	$—	$312,380
Shares outstanding	29,498	—	44,115	—	13,267

	Janus Investment Fund	Legg Mason Global Asset Management Trust	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.

	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A

Assets:
Investments at fair value (note 2b)	$93,913	$289,617	$118,586	$11,765	$307,867
Dividend receivable	—	—	—	—	1,572
Receivable for units sold	—	—	—	—	—
Total assets	93,913	289,617	118,586	11,765	309,439

Liabilities:
Accrued expenses payable to affiliate (note 4b)	4	11	4	1	12
Payable for units withdrawn	1	98	—	—	57
Total liabilities	5	109	4	1	69

Net assets	$93,908	$289,508	$118,582	$11,764	$309,370

Investments in securities at cost	$76,664	$300,012	$163,915	$9,476	$304,623
Shares outstanding	1,770	2,455	1,189	632	43,179

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2024

Fidelity Contrafund	Fidelity Puritan Trust	Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II

Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A	Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A

$949,536	$1,104,001	$19,969	$532,972	$398,991	$1,269,645	$373,448
—	—	—	—	—	—	6,206
—	—	—	—	—	—	—
949,536	1,104,001	19,969	532,972	398,991	1,269,645	379,654

39	46	1	21	16	51	16
82	—	—	—	8	409	—
121	46	1	21	24	460	16

$949,415	$1,103,955	$19,968	$532,951	$398,967	$1,269,185	$379,638

$754,480	$1,114,049	$20,473	$388,162	$378,952	$1,386,842	$344,462
22,897	37,360	523	34,077	7,129	125,583	19,270

Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds				Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A	PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A

$590,187	$333,739	$678,705	$607,034	$1,963,756	$165,822	$170,806
—	1,771	1,869	2,001	7,385	—	—
—	—	—	—	—	—	—
590,187	335,510	680,574	609,035	1,971,141	165,822	170,806

25	11	28	26	80	7	11
75	68	94	69	393	1	1
100	79	122	95	473	8	12

$590,087	$335,431	$680,452	$608,940	$1,970,668	$165,814	$170,794

$573,743	$353,149	$758,007	$627,418	$2,153,179	$135,318	$144,681
17,487	41,613	49,613	65,625	231,575	6,211	3,358

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2024

	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios

	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A

Assets:
Investments at fair value (note 2b)	$298,936	$435,316	$174,895	$368,793	$489,182
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	298,936	435,316	174,895	368,793	489,182

Liabilities:
Accrued expenses payable to affiliate (note 4b)	12	18	7	20	19
Payable for units withdrawn	124	—	—	—	73
Total liabilities	136	18	7	20	92

Net assets	$298,800	$435,298	$174,888	$368,773	$489,090

Investments in securities at cost	$273,295	$389,424	$161,617	$296,154	$434,725
Shares outstanding	7,709	12,788	5,072	3,649	32,765

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2024

The AB Portfolios (continued)	The Advisors’ Inner Circle Fund III	Thornburg Investment Trust		Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A	Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

$6,923	$1,190,531	$102,460	$—	$53,925	$—
—	—	—	—	—	—
—	—	—	—	42	—
6,923	1,190,531	102,460	—	53,967	—

1	45	4	—	4	—
1	—	—	—	—	—
2	45	4	—	4	—

$6,921	$1,190,486	$102,456	$—	$53,963	$—

$5,859	$1,259,154	$100,105	$—	$54,572	$—
331	47,019	4,098	—	2,963	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$9,464	$—	$35	$4,820
Mortality and expense risk and administrative charges (note 4a)	2,104	1,722	13,159	185	8,216
Net investment income (expense)	(2,104)	7,742	(13,159)	(150)	(3,396)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,751	2,510	98,972	2,167	6,837
Change in unrealized appreciation (depreciation)	22,253	(7,157)	143,224	520	57,084
Capital gain distributions	—	—	33,840	474	35,292
Net realized and unrealized gain (loss) on investments	24,004	(4,647)	276,036	3,161	99,213

Increase (decrease) in net assets from operations	$21,900	$3,095	$262,877	$3,011	$95,817

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$5,973	$27,730	$15,881	$—	$9,227
Mortality and expense risk and administrative charges (note 4a)	5,113	39,981	12,253	1,635	5,553
Net investment income (expense)	860	(12,251)	3,628	(1,635)	3,674

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(11,239)	25,368	6,423	16,282	7,468
Change in unrealized appreciation (depreciation)	11,589	21,620	8,950	9,579	(9,553)
Capital gain distributions	—	153,729	47,358	6,875	—
Net realized and unrealized gain (loss) on investments	350	200,717	62,731	32,736	(2,085)

Increase (decrease) in net assets from operations	$1,210	$188,466	$66,359	$31,101	$1,589

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$718	$—	$11,556	$—	$—	$2,588	$1,161
4,686	17,106	10,078	—	—	761	723
(3,968)	(17,106)	1,478	—	—	1,827	438

14,803	42,347	35,895	—	—	—	293
14,631	17,107	7,908	—	—	—	(375)
23,554	105,259	47,455	—	—	—	3,929
52,988	164,713	91,258	—	—	—	3,847

$49,020	$147,607	$92,736	$—	$—	$1,827	$4,285

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$209	$—	$1,147	$9,312	$25,659	$3,768
3,332	339	3,050	1,968	7,595	4,620	5,444
(3,332)	(130)	(3,050)	(821)	1,717	21,039	(1,676)

(9,132)	(260)	32,264	1,857	(45)	(512)	46,807
37,999	(3)	(109)	(12,466)	(28,732)	(646)	(19,294)
—	—	9,464	13,283	97,880	—	11,083
28,867	(263)	41,619	2,674	69,103	(1,158)	38,596

$25,535	$(393)	$38,569	$1,853	$70,820	$19,881	$36,920

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

	Year ended December 31, 2024	Period from January 1 to October 25, 2024	Year ended December 31, 2024	Period from January 1 to October 25, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$11,729	$—	$128	$598
Mortality and expense risk and administrative charges (note 4a)	2,721	11,054	9,323	245	2,062
Net investment income (expense)	(2,721)	675	(9,323)	(117)	(1,464)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(289)	332,580	56,528	3,520	3,281
Change in unrealized appreciation (depreciation)	8,855	(239,661)	2,506	(1,484)	(5,860)
Capital gain distributions	16,388	23,251	98,187	2,741	13,128
Net realized and unrealized gain (loss) on investments	24,954	116,170	157,221	4,777	10,549

Increase (decrease) in net assets from operations	$22,233	$116,845	$147,898	$4,660	$9,085

	Janus Investment Fund	Legg Mason Global Asset Management Trust	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.

	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$312	$1,108	$—	$219	$18,918
Mortality and expense risk and administrative charges (note 4a)	4,785	1,944	1,657	205	4,644
Net investment income (expense)	(4,473)	(836)	(1,657)	14	14,274

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	120,473	3,716	(8,208)	3,832	872
Change in unrealized appreciation (depreciation)	(41,571)	(10,395)	2,246	(2,639)	1,582
Capital gain distributions	8,964	20,857	20,147	515	—
Net realized and unrealized gain (loss) on investments	87,866	14,178	14,185	1,708	2,454

Increase (decrease) in net assets from operations	$83,393	$13,342	$12,528	$1,722	$16,728

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

Fidelity Contrafund	Fidelity Puritan Trust	Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II

Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A	Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A

Year ended December 31, 2024	Period from October 25 to December 31, 2024	Period from October 25 to December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$589	$3,916	$52	$6,078	$3,280	$51,532	$8,059
24,779	2,537	55	8,097	6,866	21,120	2,681
(24,190)	1,379	(3)	(2,019)	(3,586)	30,412	5,378

341,775	301	36	22,718	26,789	(39,500)	10,981
129,831	(10,048)	(504)	38,133	6,971	16,503	(1,154)
58,624	8,895	537	—	21,822	—	2,820
530,230	(852)	69	60,851	55,582	(22,997)	12,647

$506,040	$527	$66	$58,832	$51,996	$7,415	$18,025

Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds				Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A	PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$3,221	$20,300	$24,903	$24,004	$75,266	$—	$2,166
5,680	4,997	12,418	9,113	26,355	2,097	3,389
(2,459)	15,303	12,485	14,891	48,911	(2,097)	(1,223)

18,197	(5,111)	(31,187)	(4,993)	(34,990)	6,361	32,380
(26,781)	6,517	(39,680)	8,461	(2,205)	29,961	(28,730)
48,449	—	—	—	—	—	—
39,865	1,406	(70,867)	3,468	(37,195)	36,322	3,650

$37,406	$16,709	$(58,382)	$18,359	$11,716	$34,225	$2,427

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios

	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$11,225	$8,240	$6,853	$—	$14,980
Mortality and expense risk and administrative charges (note 4a)	4,634	6,294	6,067	5,130	7,414
Net investment income (expense)	6,591	1,946	786	(5,130)	7,566

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	15,658	8,307	75,384	20,190	14,128
Change in unrealized appreciation (depreciation)	(14,255)	(2,418)	(26,589)	43,538	13,381
Capital gain distributions	—	32,487	11,046	24,359	—
Net realized and unrealized gain (loss) on investments	1,403	38,376	59,841	88,087	27,509

Increase (decrease) in net assets from operations	$7,994	$40,322	$60,627	$82,957	$35,075

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

The AB Portfolios (continued)	The Advisors’ Inner Circle Fund III	Thornburg Investment Trust		Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A	Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$61	$59,001	$1,678	$—	$1,214	$—
2,751	19,661	2,358	—	779	—
(2,690)	39,340	(680)	—	435	—

51,510	3,422	7,259	—	525	—
(7,214)	(50,136)	2,574	—	(2,838)	—
313	49,309	7,639	—	—	—
44,609	2,595	17,472	—	(2,313)	—

$41,919	$41,935	$16,792	$—	$(1,878)	$—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Discovery Large Cap Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,104)	$(1,856)	$7,742	$(2,889)	$(13,159)	$(6,303)
Net realized gain (loss) on investments	1,751	(4,636)	2,510	73,337	98,972	7,359
Change in unrealized appreciation (depreciation) on investments	22,253	25,920	(7,157)	(10,858)	143,224	109,480
Capital gain distributions	—	—	—	—	33,840	—
Increase (decrease) in net assets from operations	21,900	19,428	3,095	59,590	262,877	110,536

From capital transactions (note 4):
Net premiums	—	—	—	540	—	540
Transfers for contract benefits and terminations	(5,447)	(4,972)	(3,685)	(16,262)	(201,272)	(40,571)
Administrative expenses	(1,994)	(1,933)	(1,377)	(4,715)	(16,626)	(8,510)
Transfers between subaccounts (including fixed account), net	(11,068)	2,430	9,025	(340,604)	486,585	257,756
Increase (decrease) in net assets from capital transactions	(18,509)	(4,475)	3,963	(361,041)	268,687	209,215
Increase (decrease) in net assets	3,391	14,953	7,058	(301,451)	531,564	319,751
Net assets at beginning of year	129,406	114,453	98,505	399,956	622,063	302,312
Net assets at end of year	$132,797	$129,406	$105,563	$98,505	$1,153,627	$622,063

Change in units (note 5):
Units purchased	408	637	2,229	4,263	21,552	12,917
Units redeemed	(843)	(731)	(1,677)	(52,418)	(12,938)	(5,470)
Net increase (decrease) in units from capital transactions with contract owners	(435)	(94)	552	(48,155)	8,614	7,447

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		AIM Sector Funds (Invesco Sector Funds)

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Invesco Comstock Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(150)	$(10,028)	$(3,396)	$(17,264)	$(3,968)	$(2,044)	$(17,106)	$(15,551)	$1,478	$1,736
2,167	118,160	6,837	(225,650)	14,803	(1,488)	42,347	(2,402)	35,895	7,737
520	102,822	57,084	538,800	14,631	7,573	17,107	191,784	7,908	(3,440)
474	711	35,292	25,024	23,554	—	105,259	98,632	47,455	42,773
3,011	211,665	95,817	320,910	49,020	4,041	147,607	272,463	92,736	48,806

—	2,160	—	2,700	—	—	—	—	—	—
(875)	(52,324)	(56,649)	(73,769)	(56,702)	(16,505)	(52,497)	(65,385)	(74,355)	(29,257)
(238)	(13,694)	(7,710)	(22,007)	(5,903)	(2,696)	(17,185)	(17,106)	(11,659)	(8,333)
(7,919)	(1,368,611)	291,133	(1,720,054)	(9,698)	315,435	(131,695)	(88,661)	(63,932)	326,598
(9,032)	(1,432,469)	226,774	(1,813,130)	(72,303)	296,234	(201,377)	(171,152)	(149,946)	289,008
(6,021)	(1,220,804)	322,591	(1,492,220)	(23,283)	300,275	(53,770)	101,311	(57,210)	337,814
12,923	1,233,727	371,624	1,863,844	317,257	16,982	1,020,384	919,073	679,866	342,052
$6,902	$12,923	$694,215	$371,624	$293,974	$317,257	$966,614	$1,020,384	$622,656	$679,866

18	1,568	9,973	1,636	1,505	12,894	2,881	2,479	1,998	12,377
(317)	(62,262)	(3,404)	(64,422)	(3,841)	(1,711)	(10,197)	(10,451)	(6,334)	(2,472)
(299)	(60,694)	6,569	(62,786)	(2,336)	11,183	(7,316)	(7,972)	(4,336)	9,905

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Allspring Funds Trust

	Allspring Disciplined U.S. Core Fund — Class A		Allspring Special Large Cap Value Fund — Class A		Allspring Treasury Plus Money Market Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$—	$1,827	$3,180
Net realized gain (loss) on investments	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—	1,827	3,180

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	(207,549)	(379,146)
Administrative expenses	—	—	—	—	(362)	(1,454)
Transfers between subaccounts (including fixed account), net	—	—	—	—	127,750	419,070
Increase (decrease) in net assets from capital transactions	—	—	—	—	(80,161)	38,470
Increase (decrease) in net assets	—	—	—	—	(78,334)	41,650
Net assets at beginning of year	—	—	—	—	97,654	56,004
Net assets at end of year	$—	$—	$—	$—	$19,320	$97,654

Change in units (note 5):
Units purchased	—	—	—	—	24,719	74,832
Units redeemed	—	—	—	—	(33,374)	(70,461)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	—	(8,655)	4,371

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

American Century Capital Portfolios, Inc.		American Century Government Income Trust		BlackRock Global Allocation Fund, Inc.		BlackRock Large Cap Focus Value Fund, Inc.		Calamos Investment Trust

American Century Equity Income Fund — A Class		American Century Inflation-Adjusted Bond Fund — A Class		BlackRock Global Allocation Fund — Investor A		BlackRock Large Cap Focus Value Fund, Inc. — Investor A		Calamos Growth Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$438	$392	$860	$10,257	$(12,251)	$(10,253)	$3,628	$4,497	$(1,635)	$(4,252)
293	(18)	(11,239)	(26,305)	25,368	(27,555)	6,423	(21,060)	16,282	(33,752)
(375)	(1,934)	11,589	22,270	21,620	300,721	8,950	98,972	9,579	149,367
3,929	2,616	—	—	153,729	—	47,358	20,063	6,875	4,671
4,285	1,056	1,210	6,222	188,466	262,913	66,359	102,472	31,101	116,034

—	—	—	1,080	—	—	—	540	—	540
(5,795)	(5,759)	(47,433)	(40,305)	(334,457)	(343,457)	(78,708)	(61,301)	(59,598)	(47,247)
(1,207)	(1,207)	(7,220)	(10,081)	(50,611)	(51,097)	(13,147)	(13,298)	(1,886)	(5,608)
503	4,629	(23,280)	(136,624)	(344,403)	53,935	18,252	(14,724)	(19,245)	(386,288)
(6,499)	(2,337)	(77,933)	(185,930)	(729,471)	(340,619)	(73,603)	(88,783)	(80,729)	(438,603)
(2,214)	(1,281)	(76,723)	(179,708)	(541,005)	(77,706)	(7,244)	13,689	(49,628)	(322,569)
50,772	52,053	379,311	559,019	2,594,175	2,671,881	768,011	754,322	109,280	431,849
$48,558	$50,772	$302,588	$379,311	$2,053,170	$2,594,175	$760,767	$768,011	$59,652	$109,280

194	283	5,563	8,250	4,785	7,111	3,588	4,538	258	610
(446)	(383)	(12,354)	(24,778)	(48,730)	(30,147)	(6,266)	(8,315)	(2,726)	(19,168)
(252)	(100)	(6,791)	(16,528)	(43,945)	(23,036)	(2,678)	(3,777)	(2,468)	(18,558)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust

	Cohen & Steers Global Realty Shares, Inc. — Class A		Columbia Acorn Fund — Class A		Columbia Acorn International SelectSM — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$3,674	$2,960	$(3,332)	$(3,051)	$(130)	$(297)
Net realized gain (loss) on investments	7,468	(1,883)	(9,132)	(29,392)	(260)	(1,104)
Change in unrealized appreciation (depreciation) on investments	(9,553)	12,163	37,999	71,891	(3)	4,733
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	1,589	13,240	25,535	39,448	(393)	3,332

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(58,207)	(17,085)	(5,252)	(20,266)	(269)	(232)
Administrative expenses	(6,972)	(3,713)	(3,622)	(3,626)	(347)	(349)
Transfers between subaccounts (including fixed account), net	39,331	327,664	11,519	(1,200)	2,662	311
Increase (decrease) in net assets from capital transactions	(25,848)	306,866	2,645	(25,092)	2,046	(270)
Increase (decrease) in net assets	(24,259)	320,106	28,180	14,356	1,653	3,062
Net assets at beginning of year	382,533	62,427	211,207	196,851	22,319	19,257
Net assets at end of year	$358,274	$382,533	$239,387	$211,207	$23,972	$22,319

Change in units (note 5):
Units purchased	6,481	25,880	1,752	1,563	405	394
Units redeemed	(7,935)	(3,785)	(1,660)	(2,604)	(177)	(406)
Net increase (decrease) in units from capital transactions with contract owners	(1,454)	22,095	92	(1,041)	228	(12)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Columbia Funds Series Trust				Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust		Eaton Vance Special Investment Trust

Columbia Large Cap Growth Opportunity Fund — Class A		Columbia Select Mid Cap Value Fund — Class A		Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A		Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(3,050)	$(7,218)	$(821)	$(14)	$1,717	$(2,673)	$21,039	$21,945	$(1,676)	$(2,325)
32,264	(47,098)	1,857	24	(45)	(21,701)	(512)	(1,508)	46,807	47,003
(109)	197,916	(12,466)	122	(28,732)	119,938	(646)	10,498	(19,294)	(10,946)
9,464	—	13,283	8	97,880	36,998	—	—	11,083	7,237
38,569	143,600	1,853	140	70,820	132,562	19,881	30,935	36,920	40,969

—	1,080	—	—	—	—	—	540	—	540
(14,146)	(40,846)	(43,404)	(104)	(49,350)	(56,725)	(43,944)	(29,205)	(178,552)	(50,798)
(3,935)	(9,786)	(2,401)	(16)	(8,567)	(9,164)	(6,533)	(6,692)	(5,724)	(9,374)
(331,526)	(387,600)	334,110	27	77,901	(47,587)	24,890	(6,180)	(9,246)	(288,623)
(349,607)	(437,152)	288,305	(93)	19,984	(113,476)	(25,587)	(41,537)	(193,522)	(348,255)
(311,038)	(293,552)	290,158	47	90,804	19,086	(5,706)	(10,602)	(156,602)	(307,286)
339,843	633,395	1,678	1,631	521,103	502,017	315,798	326,400	372,116	679,402
$28,805	$339,843	$291,836	$1,678	$611,907	$521,103	$310,092	$315,798	$215,514	$372,116

714	1,483	11,981	6	5,097	2,006	3,391	3,552	1,442	3,474
(14,204)	(21,952)	(1,896)	(10)	(4,666)	(6,987)	(5,044)	(6,536)	(9,497)	(19,586)
(13,490)	(20,469)	10,085	(4)	431	(4,981)	(1,653)	(2,984)	(8,055)	(16,112)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Federated Hermes Equity Funds		Fidelity Advisor Series I

	Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Balanced Fund — Class A		Fidelity Advisor® Equity Growth Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Period from January 1 to October 25, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,721)	$(2,365)	$675	$174	$(9,323)	$(4,975)
Net realized gain (loss) on investments	(289)	(3,994)	332,580	25,267	56,528	4,573
Change in unrealized appreciation (depreciation) on investments	8,855	21,704	(239,661)	131,423	2,506	93,848
Capital gain distributions	16,388	2,892	23,251	688	98,187	2,263
Increase (decrease) in net assets from operations	22,233	18,237	116,845	157,552	147,898	95,709

From capital transactions (note 4):
Net premiums	—	—	—	—	—	540
Transfers for contract benefits and terminations	(5,072)	(4,425)	(53,095)	(78,178)	(148,046)	(30,915)
Administrative expenses	(2,222)	(2,159)	(10,427)	(14,336)	(11,755)	(6,741)
Transfers between subaccounts (including fixed account), net	(5,576)	6,232	(964,255)	(15,125)	475,102	45,458
Increase (decrease) in net assets from capital transactions	(12,870)	(352)	(1,027,777)	(107,639)	315,301	8,342
Increase (decrease) in net assets	9,363	17,885	(910,932)	49,913	463,199	104,051
Net assets at beginning of year	153,455	135,570	910,932	861,019	407,745	303,694
Net assets at end of year	$162,818	$153,455	$—	$910,932	$870,944	$407,745

Change in units (note 5):
Units purchased	393	688	252	408	11,921	2,917
Units redeemed	(860)	(678)	(36,884)	(5,147)	(5,455)	(2,858)
Net increase (decrease) in units from capital transactions with contract owners	(467)	10	(36,632)	(4,739)	6,466	59

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Fidelity Advisor Series I (continued)		Fidelity Advisor Series II		Fidelity Contrafund		Fidelity Puritan Trust	Fidelity Stock Fund	Franklin Fund Allocator Series

Fidelity Advisor® Leveraged Company Stock Fund — Class A		Fidelity Advisor® Mid Cap II Fund — Class A		Fidelity Advisor® New Insights Fund — Class A		Fidelity® Balanced Fund — Class A	Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A

Period from January 1 to October 25, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Period from October 25 to December 31, 2024	Period from October 25 to December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2023

$(117)	$(231)	$(1,464)	$(88)	$(24,190)	$(14,200)	$1,379	$(3)	$(2,019)	$1,462
3,520	429	3,281	68	341,775	(11,659)	301	36	22,718	14,563
(1,484)	1,764	(5,860)	720	129,831	203,292	(10,048)	(504)	38,133	41,352
2,741	2,433	13,128	168	58,624	107,542	8,895	537	—	—
4,660	4,395	9,085	868	506,040	284,975	527	66	58,832	57,377

—	—	—	—	—	—	—	—	—	—
(1,021)	(1,484)	(43,968)	(288)	(156,228)	(107,823)	(5,824)	(108)	(53,379)	(64,009)
(335)	(366)	(2,529)	(84)	(29,101)	(22,404)	(3,380)	(23)	(12,330)	(12,380)
(23,328)	(2,270)	337,564	(103)	(1,542,687)	1,474,793	1,112,632	20,033	(25)	20,250
(24,684)	(4,120)	291,067	(475)	(1,728,016)	1,344,566	1,103,428	19,902	(65,734)	(56,139)
(20,024)	275	300,152	393	(1,221,976)	1,629,541	1,103,955	19,968	(6,902)	1,238
20,024	19,749	6,884	6,491	2,171,391	541,850	—	—	539,853	538,615
$—	$20,024	$307,036	$6,884	$949,415	$2,171,391	$1,103,955	$19,968	$532,951	$539,853

45	73	12,474	28	3,214	53,620	111,668	2,080	935	2,072
(920)	(268)	(2,272)	(45)	(46,719)	(10,477)	(1,518)	(87)	(4,802)	(5,858)
(875)	(195)	10,202	(17)	(43,505)	43,143	110,150	1,993	(3,867)	(3,786)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Franklin Value Investors Trust		JPMorgan Trust II

	Franklin Small Cap Value Fund — Class A		JPMorgan Core Bond Fund — Class A		JPMorgan Investor Growth & Income Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,586)	$(271)	$30,412	$27,628	$5,378	$1,053
Net realized gain (loss) on investments	26,789	1,282	(39,500)	(120,378)	10,981	4,131
Change in unrealized appreciation (depreciation) on investments	6,971	11,253	16,503	150,634	(1,154)	20,119
Capital gain distributions	21,822	16,350	—	—	2,820	2,829
Increase (decrease) in net assets from operations	51,996	28,614	7,415	57,884	18,025	28,132

From capital transactions (note 4):
Net premiums	—	—	—	2,160	—	—
Transfers for contract benefits and terminations	(64,536)	(21,750)	(201,632)	(90,996)	(10,444)	(23,001)
Administrative expenses	(8,289)	(4,986)	(23,667)	(30,354)	(2,363)	(2,893)
Transfers between subaccounts (including fixed account), net	(35,776)	322,096	193,092	(516,596)	161,268	1,044
Increase (decrease) in net assets from capital transactions	(108,601)	295,360	(32,207)	(635,786)	148,461	(24,850)
Increase (decrease) in net assets	(56,605)	323,974	(24,792)	(577,902)	166,486	3,282
Net assets at beginning of year	455,572	131,598	1,293,977	1,871,879	213,152	209,870
Net assets at end of year	$398,967	$455,572	$1,269,185	$1,293,977	$379,638	$213,152

Change in units (note 5):
Units purchased	3,959	14,976	33,122	23,650	8,443	279
Units redeemed	(7,555)	(2,970)	(35,611)	(75,624)	(2,311)	(1,473)
Net increase (decrease) in units from capital transactions with contract owners	(3,596)	12,006	(2,489)	(51,974)	6,132	(1,194)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Janus Investment Fund		Legg Mason Global Asset Management Trust		Legg Mason Partners Variable Equity Trust		Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond Debenture Fund, Inc.

Janus Henderson Forty Fund — Class A		ClearBridge Value Fund — Class FI		ClearBridge Growth Fund — Class FI		Lord Abbett Affiliated Fund — Class A		Lord Abbett Bond Debenture Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(4,473)	$(6,064)	$(836)	$—	$(1,657)	$(1,237)	$14	$131	$14,274	$6,300
120,473	11,064	3,716	—	(8,208)	(8,449)	3,832	441	872	(4,529)
(41,571)	87,636	(10,395)	—	2,246	17,574	(2,639)	2,362	1,582	8,802
8,964	39,243	20,857	—	20,147	13,765	515	—	—	—
83,393	131,879	13,342	—	12,528	21,653	1,722	2,934	16,728	10,573

—	540	—	—	—	—	—	—	—	—
(20,878)	(33,242)	(43,826)	—	(5,182)	(3,641)	(23,536)	(2,627)	(44,438)	(19,248)
(5,748)	(7,965)	(2,401)	—	(1,658)	(1,638)	(403)	(716)	(6,416)	(3,110)
(458,632)	25,922	322,393	—	(2,689)	(1,965)	(657)	1,174	23,017	286,689
(485,258)	(14,745)	276,166	—	(9,529)	(7,244)	(24,596)	(2,169)	(27,837)	264,331
(401,865)	117,134	289,508	—	2,999	14,409	(22,874)	765	(11,109)	274,904
495,773	378,639	—	—	115,583	101,174	34,638	33,873	320,479	45,575
$93,908	$495,773	$289,508	$—	$118,582	$115,583	$11,764	$34,638	$309,370	$320,479

663	3,695	12,262	—	609	386	30	165	2,249	19,027
(13,009)	(4,441)	(2,267)	—	(944)	(705)	(1,126)	(268)	(3,768)	(3,401)
(12,346)	(746)	9,995	—	(335)	(319)	(1,096)	(103)	(1,519)	15,626

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Lord Abbett Mid Cap Stock Fund, Inc.		PIMCO Funds

	Lord Abbett Mid Cap Stock Fund — Class A		PIMCO High Yield Fund — Class A		PIMCO Long-Term U.S. Government Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,459)	$(2,177)	$15,303	$13,806	$12,485	$6,729
Net realized gain (loss) on investments	18,197	7,242	(5,111)	(10,681)	(31,187)	(17,384)
Change in unrealized appreciation (depreciation) on investments	(26,781)	25,417	6,517	31,060	(39,680)	4,487
Capital gain distributions	48,449	1,760	—	—	—	—
Increase (decrease) in net assets from operations	37,406	32,242	16,709	34,185	(58,382)	(6,168)

From capital transactions (note 4):
Net premiums	—	—	—	540	—	—
Transfers for contract benefits and terminations	(55,788)	(22,751)	(45,783)	(29,672)	(97,415)	(43,026)
Administrative expenses	(6,603)	(4,280)	(6,991)	(7,098)	(17,345)	(9,366)
Transfers between subaccounts (including fixed account), net	376,570	(988)	25,746	5,853	(109,622)	930,914
Increase (decrease) in net assets from capital transactions	314,179	(28,019)	(27,028)	(30,377)	(224,382)	878,522
Increase (decrease) in net assets	351,585	4,223	(10,319)	3,808	(282,764)	872,354
Net assets at beginning of year	238,502	234,279	345,750	341,942	963,216	90,862
Net assets at end of year	$590,087	$238,502	$335,431	$345,750	$680,452	$963,216

Change in units (note 5):
Units purchased	17,128	1,419	2,584	2,499	17,281	73,752
Units redeemed	(4,408)	(2,674)	(4,036)	(4,357)	(34,135)	(9,578)
Net increase (decrease) in units from capital transactions with contract owners	12,720	(1,255)	(1,452)	(1,858)	(16,854)	64,174

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

PIMCO Funds (continued)				Prudential Investment Portfolios 18		Prudential Jennison Natural Resources Fund, Inc.		Putnam Investment Funds

PIMCO Low Duration Fund — Class A		PIMCO Total Return Fund — Class A		PGIM Jennison Focused Growth Fund — Class A		PGIM Jennison Natural Resources Fund, Inc. — Class A		Putnam International Capital Opportunities Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$14,891	$13,816	$48,911	$38,888	$(2,097)	$(1,801)	$(1,223)	$1,285	$6,591	$(3,114)
(4,993)	(9,763)	(34,990)	(113,032)	6,361	(7,271)	32,380	20,046	15,658	5,727
8,461	15,876	(2,205)	149,268	29,961	56,962	(28,730)	(27,000)	(14,255)	35,882
—	—	—	—	—	—	—	—	—	2,529
18,359	19,929	11,716	75,124	34,225	47,890	2,427	(5,669)	7,994	41,024

—	540	—	2,340	—	—	—	—	—	540
(58,051)	(41,090)	(202,336)	(196,413)	(3,091)	(3,083)	(91,948)	(28,771)	(55,822)	(26,802)
(12,183)	(12,210)	(33,623)	(36,989)	(2,422)	(2,326)	(4,436)	(4,949)	(5,862)	(5,964)
58,289	45,927	502,804	(186,956)	12,197	(24,169)	10,228	35,553	30,917	(1,582)
(11,945)	(6,833)	266,845	(418,018)	6,684	(29,578)	(86,156)	1,833	(30,767)	(33,808)
6,414	13,096	278,561	(342,894)	40,909	18,312	(83,729)	(3,836)	(22,773)	7,216
602,526	589,430	1,692,107	2,035,001	124,905	106,593	254,523	258,359	321,573	314,357
$608,940	$602,526	$1,970,668	$1,692,107	$165,814	$124,905	$170,794	$254,523	$298,800	$321,573

9,682	11,902	46,653	26,605	3,959	912	8,984	10,054	4,158	3,655
(10,716)	(12,600)	(25,855)	(60,030)	(3,590)	(4,981)	(20,288)	(9,318)	(6,177)	(6,320)
(1,034)	(698)	20,798	(33,425)	369	(4,069)	(11,304)	736	(2,019)	(2,665)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	T. Rowe Price Capital Appreciation Fund		T. Rowe Price Equity Income Fund		T. Rowe Price Growth Stock Fund, Inc.

	T. Rowe Price Capital Appreciation Fund — Advisor Class		T. Rowe Price Equity Income Fund — Advisor Class		T. Rowe Price Growth Stock Fund — Advisor Class

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$1,946	$1,252	$786	$2,605	$(5,130)	$(4,594)
Net realized gain (loss) on investments	8,307	7,310	75,384	5,250	20,190	(4,032)
Change in unrealized appreciation (depreciation) on investments	(2,418)	43,811	(26,589)	8,999	43,538	108,007
Capital gain distributions	32,487	7,802	11,046	23,378	24,359	10,633
Increase (decrease) in net assets from operations	40,322	60,175	60,627	40,232	82,957	110,014

From capital transactions (note 4):
Net premiums	—	—	—	540	—	—
Transfers for contract benefits and terminations	(18,129)	(27,241)	(27,989)	(39,363)	(15,010)	(16,372)
Administrative expenses	(6,962)	(6,971)	(7,272)	(9,463)	(5,997)	(5,819)
Transfers between subaccounts (including fixed account), net	28,763	(33,650)	(442,314)	121,308	(11,806)	(59,753)
Increase (decrease) in net assets from capital transactions	3,672	(67,862)	(477,575)	73,022	(32,813)	(81,944)
Increase (decrease) in net assets	43,994	(7,687)	(416,948)	113,254	50,144	28,070
Net assets at beginning of year	391,304	398,991	591,836	478,582	318,629	290,559
Net assets at end of year	$435,298	$391,304	$174,888	$591,836	$368,773	$318,629

Change in units (note 5):
Units purchased	1,274	517	1,739	7,022	1,234	520
Units redeemed	(1,203)	(2,781)	(19,447)	(3,926)	(1,996)	(3,023)
Net increase (decrease) in units from capital transactions with contract owners	71	(2,264)	(17,708)	3,096	(762)	(2,503)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

The AB Portfolios				The Advisors’ Inner Circle Fund III		Thornburg Investment Trust

AB All Market Total Return Portfolio — Class A		AB Wealth Appreciation Strategy — Class A		First Foundation Total Return Fund — Class A		Thornburg International Equity Fund — Class A		Thornburg Small/Mid Cap Growth Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$7,566	$1,587	$(2,690)	$1,378	$39,340	$52,492	$(680)	$504	$—	$—
14,128	3,053	51,510	(389)	3,422	13,796	7,259	(1,313)	—	—
13,381	25,778	(7,214)	7,411	(50,136)	75,188	2,574	19,151	—	—
—	—	313	3,772	49,309	69,925	7,639	598	—	—
35,075	30,418	41,919	12,172	41,935	211,401	16,792	18,940	—	—

—	—	—	—	—	—	—	—	—	—
(65,901)	(37,764)	(13,056)	(13,966)	(65,415)	(172,543)	(6,707)	(7,111)	—	—
(9,582)	(6,831)	(3,553)	(2,668)	(25,460)	(29,082)	(2,692)	(2,649)	—	—
(13,614)	324,528	(337,929)	317,582	(162,163)	(52,771)	(55,491)	4,000	—	—
(89,097)	279,933	(354,538)	300,948	(253,038)	(254,396)	(64,890)	(5,760)	—	—
(54,022)	310,351	(312,619)	313,120	(211,103)	(42,995)	(48,098)	13,180	—	—
543,112	232,761	319,540	6,420	1,401,589	1,444,584	150,554	137,374	—	—
$489,090	$543,112	$6,921	$319,540	$1,190,486	$1,401,589	$102,456	$150,554	$—	$—

2,424	24,719	277	18,873	2,580	2,239	1,237	1,372	—	—
(8,462)	(4,145)	(17,762)	(1,484)	(15,423)	(15,798)	(5,596)	(1,822)	—	—
(6,038)	20,574	(17,485)	17,389	(12,843)	(13,559)	(4,359)	(450)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Virtus Investment Trust

	Virtus NFJ International Value Fund — Class A		Virtus NFJ Large-Cap Value Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$435	$114	$—	$—
Net realized gain (loss) on investments	525	338	—	—
Change in unrealized appreciation (depreciation) on investments	(2,838)	4,178	—	—
Capital gain distributions	—	—	—	—
Increase (decrease) in net assets from operations	(1,878)	4,630	—	—

From capital transactions (note 4):
Net premiums	—	—	—	—
Transfers for contract benefits and terminations	(2,559)	(1,705)	—	—
Administrative expenses	(1,129)	(1,094)	—	—
Transfers between subaccounts (including fixed account), net	5,078	6,758	—	—
Increase (decrease) in net assets from capital transactions	1,390	3,959	—	—
Increase (decrease) in net assets	(488)	8,589	—	—
Net assets at beginning of year	54,451	45,862	—	—
Net assets at end of year	$53,963	$54,451	$—	$—

Change in units (note 5):
Units purchased	1,258	1,628	—	—
Units redeemed	(1,050)	(1,080)	—	—
Net increase (decrease) in units from capital transactions with contract owners	208	548	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 2024

(1)	Description of Entity

Genworth Life & Annuity VA Separate Account 4 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Capital Appreciation Fund — Class A	AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Discovery Large Cap Fund — Class A	December 20, 2024
Legg Mason Partners Variable Equity Trust — ClearBridge Aggressive Growth Fund — Class FI	Legg Mason Partners Variable Equity Trust — ClearBridge Growth Fund — Class FI	April 29, 2024
Legg Mason Global Asset Management Trust — ClearBridge Value Trust — Class FI	Legg Mason Global Asset Management Trust — ClearBridge Value Fund — Class FI	March 1, 2024

During the year ended December 31,2024, the following Portfolios were liquidated, and the Portfolio assets were reinvested in new or existing Portfolios:

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Fidelity Advisor Series I — Fidelity Advisor® Balanced Fund — Class A	Fidelity Puritan Trust — Fidelity® Balanced Fund — Class A	October 25, 2024
Fidelity Advisor Series I — Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Stock Fund — Fidelity® Leveraged Company Stock Fund — Class A	October 25, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2024 and there were no transfers between the levels during 2024.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day that the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contract.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Segment Reporting

In this reporting period, the subaccounts within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2024 through April 23, 2025, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2024 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$15,502	$36,116
AB Trust
AB International Value Fund — Class A	25,933	14,227
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A	770,934	481,908
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	1,007	9,716
Invesco Main Street Fund® — Class A	386,419	127,743
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	66,506	119,355
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	181,519	294,609
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A	124,732	225,854
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A	—	—
Allspring Special Large Cap Value Fund — Class A	—	—
Allspring Treasury Plus Money Market Fund — Class A	229,151	306,917
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	10,107	12,240
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class	69,457	146,285
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	259,631	847,574
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A	156,195	178,956
Calamos Investment Trust
Calamos Growth Fund — Class A	14,323	89,815
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A	100,922	123,582
Columbia Acorn Trust
Columbia Acorn Fund — Class A	44,710	45,397
Columbia Acorn International SelectSM — Class A	3,927	2,009
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	27,379	370,824
Columbia Select Mid Cap Value Fund — Class A	359,360	58,497
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	251,537	132,018
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	78,765	81,804
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	48,593	232,751

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	$26,318	$25,521
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A	41,509	1,045,483
Fidelity Advisor® Equity Growth Fund — Class A	696,903	293,018
Fidelity Advisor® Leveraged Company Stock Fund — Class A	4,038	26,100
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A	373,052	70,236
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	190,972	1,884,942
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A	1,131,679	17,931
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A	21,395	958
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	21,738	89,405
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A	129,520	220,391
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	464,541	465,841
JPMorgan Investor Growth & Income Fund — Class A	208,103	55,680
Janus Investment Fund
Janus Henderson Forty Fund — Class A	34,397	515,355
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI	365,356	69,061
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI	35,631	26,672
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	1,456	25,621
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A	59,224	72,797
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	477,492	117,255
PIMCO Funds
PIMCO High Yield Fund — Class A	67,300	79,074
PIMCO Long-Term U.S. Government Fund — Class A	249,626	462,226
PIMCO Low Duration Fund — Class A	128,975	125,731
PIMCO Total Return Fund — Class A	676,996	363,308
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A	43,351	38,763
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	68,641	155,999
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A	68,553	92,961
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	86,036	47,916

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	$62,550	$528,608
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	81,076	94,572
The AB Portfolios
AB All Market Total Return Portfolio — Class A	50,220	131,755
AB Wealth Appreciation Strategy — Class A	5,717	362,789
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	160,510	325,639
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	27,335	85,268
Thornburg Small/Mid Cap Growth Fund — Class A	—	—
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	11,269	9,487
Virtus NFJ Large-Cap Value Fund — Class A	—	—

(4)	Related Party Transactions

(a) GLAIC

Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLAIC may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

Charges are assessed under the contracts to cover mortality and expense risks that GLAIC assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available: one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”) and the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2024, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2024, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2024, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2024 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

contract charges as of December 31, 2024 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2024 and 2023 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2024, 2023, 2022, 2021, and 2020 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A
2024	1.35% to 1.70%	3,187	43.05 to 40.58	133	0.00%	16.88% to 16.47%
2023	1.35% to 1.70%	3,622	36.83 to 34.84	129	0.00%	16.25% to 15.84%
2022	1.35% to 1.70%	3,716	31.68 to 30.08	114	0.00%	(39.91)% to (40.13)%
2021	1.35% to 1.70%	3,133	52.73 to 50.24	161	0.00%	7.86% to 7.47%
2020	1.35% to 1.70%	9,250	48.89 to 46.75	445	0.00%	51.52% to 50.98%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Trust
AB International Value Fund — Class A
2024	1.40% to 1.70%	14,400	7.64 to 7.26	106	9.15%	3.32% to 3.01%
2023	1.40% to 1.70%	13,848	7.39 to 7.05	99	0.77%	13.29% to 12.94%
2022	1.35% to 1.70%	62,003	6.57 to 6.24	400	1.37%	(12.01)% to (12.32)%
2021	1.40% to 1.70%	16,914	7.42 to 7.12	121	2.62%	9.22% to 8.88%
2020	1.35% to 1.70%	17,108	6.84 to 6.54	113	0.52%	0.64% to 0.28%
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A
2024	1.35% to 1.70%	29,874	39.13 to 36.89	1,154	0.00%	32.19% to 31.72%
2023	1.35% to 1.70%	21,260	29.60 to 28.01	622	0.00%	33.69% to 33.22%
2022	1.35% to 1.70%	13,813	22.14 to 21.02	302	0.00%	(32.03)% to (32.27)%
2021	1.35% to 1.70%	—	32.57 to 31.04	—	0.00%	20.69% to 20.27%
2020	1.35% to 1.70%	—	26.99 to 25.81	—	0.00%	34.45% to 33.97%
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2024	1.40% to 1.70%	229	30.33 to 28.83	7	0.27%	23.52% to 23.15%
2023	1.40% to 1.70%	528	24.56 to 23.41	13	0.05%	21.33% to 20.96%
2022	1.35% to 1.70%	61,222	20.39 to 19.36	1,234	1.48%	(21.79)% to (22.07)%
2021	1.35% to 1.70%	5,860	26.07 to 24.84	151	0.50%	25.68% to 25.23%
2020	1.35% to 1.70%	1,159	20.74 to 19.83	24	0.59%	11.97% to 11.57%
Invesco Main Street Fund® — Class A
2024	1.35% to 1.70%	19,163	37.16 to 35.04	694	0.73%	21.96% to 21.53%
2023	1.40% to 1.65%	12,594	30.24 to 29.06	372	0.09%	21.35% to 21.05%
2022	1.35% to 1.70%	75,380	25.10 to 23.83	1,864	0.95%	(21.25)% to (21.53)%
2021	1.35% to 1.70%	77,038	31.87 to 30.37	2,420	0.80%	25.88% to 25.43%
2020	1.35% to 1.65%	18,481	25.32 to 24.36	457	0.29%	12.82% to 12.48%
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A
2024	1.35% to 1.70%	9,569	31.15 to 29.37	294	0.22%	15.48% to 15.07%
2023	1.35% to 1.70%	11,905	26.98 to 25.52	317	0.00%	12.94% to 12.54%
2022	1.35% to 1.70%	722	23.89 to 22.68	17	0.12%	(15.50)% to (15.80)%
2021	1.35% to 1.70%	1,033	28.27 to 26.94	29	0.03%	21.36% to 20.93%
2020	1.35% to 1.70%	13,680	23.29 to 22.27	315	0.00%	7.66% to 7.28%
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2024	1.35% to 1.70%	35,150	28.66 to 27.02	967	0.00%	14.70% to 14.29%
2023	1.35% to 1.70%	42,466	24.98 to 23.64	1,020	0.00%	32.23% to 31.76%
2022	1.35% to 1.70%	50,438	18.89 to 17.94	919	0.00%	(33.06)% to (33.30)%
2021	1.35% to 1.70%	46,522	28.23 to 26.90	1,270	0.00%	13.81% to 13.40%
2020	1.35% to 1.70%	63,530	24.80 to 23.72	1,535	0.00%	25.90% to 25.45%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A
2024	1.35% to 1.70%	17,994	34.94 to 32.94	623	1.65%	13.46% to 13.06%
2023	1.35% to 1.70%	22,330	30.80 to 29.14	680	1.77%	10.73% to 10.34%
2022	1.35% to 1.65%	12,425	27.81 to 26.61	342	1.58%	(0.55)% to (0.85)%
2021	1.35% to 1.65%	20,711	27.97 to 26.83	575	1.36%	31.52% to 31.12%
2020	1.35% to 1.65%	27,693	21.26 to 20.46	583	2.37%	(2.13)% to (2.42)%
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A
2024	1.35% to 1.70%	—	57.65 to 54.77	—	0.00%	27.48% to 27.03%
2023	1.35% to 1.70%	—	45.22 to 43.11	—	0.00%	24.24% to 23.80%
2022	1.35% to 1.70%	—	36.40 to 34.83	—	0.00%	(19.22)% to (19.51)%
2021	1.35% to 1.70%	—	45.06 to 43.27	—	0.00%	28.66% to 28.21%
2020	1.35% to 1.70%	—	35.02 to 33.75	—	0.00%	14.44% to 14.04%
Allspring Special Large Cap Value Fund — Class A
2024	1.35% to 1.70%	—	38.05 to 36.15	—	0.00%	14.98% to 14.57%
2023	1.35% to 1.70%	—	33.10 to 31.55	—	0.00%	12.06% to 11.67%
2022	1.35% to 1.70%	—	29.53 to 28.25	—	0.00%	(7.85)% to (8.18)%
2021	1.35% to 1.70%	—	32.05 to 30.77	—	0.00%	22.09% to 21.66%
2020	1.35% to 1.70%	—	26.25 to 25.29	—	0.00%	(0.30)% to (0.66)%
Allspring Treasury Plus Money Market Fund — Class A
2024	1.35% to 1.35%	2,050	9.42 to 9.42	19	4.70%	3.30% to 3.30%
2023	1.35% to 1.35%	10,705	9.12 to 9.12	98	4.54%	3.18% to 3.18%
2022	1.35% to 1.35%	6,334	8.84 to 8.84	56	0.42%	(0.19)% to (0.19)%
2021	1.35% to 1.35%	10,918	8.86 to 8.86	97	0.01%	(1.34)% to (1.34)%
2020	1.35% to 1.70%	12,556	8.98 to 8.65	109	0.01%	(1.14)% to (1.50)%
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class
2024	1.40% to 1.65%	1,849	26.28 to 25.19	49	2.29%	8.70% to 8.43%
2023	1.40% to 1.65%	2,101	24.17 to 23.23	51	2.18%	2.20% to 1.94%
2022	1.40% to 1.65%	2,201	23.65 to 22.79	52	1.86%	(4.73)% to (4.97)%
2021	1.40% to 1.65%	2,679	24.83 to 23.98	66	1.58%	14.86% to 14.57%
2020	1.35% to 1.70%	18,807	21.75 to 20.80	403	1.24%	(0.53)% to (0.89)%
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class
2024	1.35% to 1.70%	26,659	11.50 to 10.84	303	1.69%	0.15% to (0.20)%
2023	1.35% to 1.70%	33,450	11.48 to 10.86	379	3.59%	1.43% to 1.07%
2022	1.35% to 1.70%	49,978	11.32 to 10.74	559	8.48%	(13.73)% to (14.03)%
2021	1.35% to 1.70%	14,487	13.12 to 12.50	188	3.59%	4.69% to 4.32%
2020	1.35% to 1.70%	21,775	12.53 to 11.98	270	1.19%	8.55% to 8.16%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A
2024	1.35% to 1.70%	122,980	17.18 to 16.20	2,053	1.07%	7.52% to 7.14%
2023	1.35% to 1.70%	166,925	15.98 to 15.12	2,594	1.14%	10.83% to 10.44%
2022	1.35% to 1.70%	189,961	14.42 to 13.69	2,672	0.00%	(17.18)% to (17.47)%
2021	1.35% to 1.70%	211,639	17.41 to 16.59	3,598	0.94%	5.01% to 4.64%
2020	1.35% to 1.70%	221,432	16.57 to 15.85	3,592	0.46%	19.16% to 18.74%
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A
2024	1.35% to 1.70%	28,846	27.21 to 25.65	761	2.01%	8.58% to 8.20%
2023	1.35% to 1.70%	31,524	25.06 to 23.71	768	2.14%	14.36% to 13.96%
2022	1.35% to 1.70%	35,301	21.91 to 20.81	754	1.65%	(6.14)% to (6.47)%
2021	1.35% to 1.70%	27,061	23.35 to 22.25	612	1.18%	20.59% to 20.17%
2020	1.35% to 1.70%	29,686	19.36 to 18.51	558	2.06%	1.59% to 1.23%
Calamos Investment Trust
Calamos Growth Fund — Class A
2024	1.35% to 1.65%	1,789	33.87 to 32.20	60	0.00%	30.45% to 30.05%
2023	1.35% to 1.65%	4,257	25.96 to 24.76	109	0.00%	35.72% to 35.31%
2022	1.35% to 1.70%	22,815	19.13 to 18.16	432	0.00%	(34.23)% to (34.47)%
2021	1.35% to 1.70%	17,519	29.09 to 27.72	504	0.00%	21.61% to 21.18%
2020	1.35% to 1.70%	8,673	23.92 to 22.87	205	0.00%	31.13% to 30.67%
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A
2024	1.35% to 1.70%	25,429	14.28 to 13.47	358	2.40%	(0.83)% to (1.19)%
2023	1.35% to 1.70%	26,883	14.40 to 13.63	383	2.85%	8.93% to 8.54%
2022	1.35% to 1.65%	4,788	13.22 to 12.65	62	2.39%	(26.32)% to (26.54)%
2021	1.35% to 1.65%	4,606	17.95 to 17.22	82	3.33%	24.67% to 24.30%
2020	1.35% to 1.70%	26,239	14.39 to 13.76	374	2.27%	(3.97)% to (4.31)%
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2024	1.35% to 1.70%	9,253	26.57 to 25.05	239	0.00%	12.60% to 12.20%
2023	1.35% to 1.70%	9,161	23.60 to 22.33	211	0.00%	19.96% to 19.53%
2022	1.35% to 1.70%	10,202	19.67 to 18.68	197	0.00%	(34.90)% to (35.13)%
2021	1.35% to 1.70%	20,062	30.22 to 28.80	598	1.41%	7.32% to 6.94%
2020	1.35% to 1.70%	10,105	28.16 to 26.93	280	0.00%	27.44% to 26.99%
Columbia Acorn International SelectSM — Class A
2024	1.35% to 1.70%	2,686	8.95 to 8.81	24	0.89%	(1.65)% to (2.01)%
2023	1.35% to 1.70%	2,458	9.10 to 8.99	22	0.00%	16.54% to 16.13%
2022	1.35% to 1.70%	2,470	7.81 to 7.74	19	0.00%	(37.65)% to (37.87)%
2021	1.35% to 1.70%	170,195	12.53 to 12.46	2,130	0.76%	9.00% to 8.61%
2020 (4)	1.35% to 1.70%	27,251	11.49 to 11.48	313	0.00%	14.92% to 14.76%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2024	1.35% to 1.65%	998	28.94 to 28.23	29	0.00%	22.77% to 22.39%
2023	1.35% to 1.70%	14,488	23.58 to 22.98	340	0.00%	29.50% to 29.04%
2022	1.35% to 1.70%	34,957	18.21 to 17.81	633	0.00%	(30.63)% to (30.88)%
2021	1.35% to 1.70%	12,969	26.25 to 25.77	339	0.00%	17.47% to 17.05%
2020	1.35% to 1.65%	2,398	22.34 to 22.06	54	0.00%	38.60% to 38.18%
Columbia Select Mid Cap Value Fund — Class A
2024	1.35% to 1.70%	10,152	29.14 to 27.47	292	0.37%	11.33% to 10.93%
2023	1.65% to 1.70%	67	24.96 to 24.76	2	0.85%	8.44% to 8.39%
2022	1.65% to 1.70%	71	23.02 to 22.85	2	0.56%	(10.94)% to (10.99)%
2021	1.65% to 1.70%	80	25.84 to 25.67	2	0.31%	29.79% to 29.72%
2020	1.35% to 1.70%	1,362	20.69 to 19.79	27	0.94%	5.04% to 4.67%
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2024	1.35% to 1.70%	21,781	28.66 to 27.02	612	1.78%	15.91% to 15.50%
2023	1.35% to 1.70%	21,350	24.72 to 23.39	521	0.91%	28.25% to 27.80%
2022	1.35% to 1.70%	26,331	19.28 to 18.30	502	1.43%	(18.58)% to (18.87)%
2021	1.35% to 1.70%	33,475	23.67 to 22.56	785	0.14%	10.99% to 10.59%
2020	1.35% to 1.70%	36,547	21.33 to 20.40	770	0.50%	9.91% to 9.52%
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A
2024	1.35% to 1.70%	19,744	15.91 to 15.00	310	8.00%	6.49% to 6.11%
2023	1.35% to 1.70%	21,397	14.94 to 14.13	316	8.37%	10.32% to 9.93%
2022	1.35% to 1.70%	24,381	13.54 to 12.86	326	5.01%	(3.90)% to (4.24)%
2021	1.35% to 1.70%	14,471	14.09 to 13.42	202	3.07%	2.61% to 2.25%
2020	1.35% to 1.70%	23,385	13.73 to 13.13	317	3.59%	0.78% to 0.42%
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2024	1.35% to 1.70%	9,001	24.21 to 22.83	216	0.99%	9.98% to 9.58%
2023	1.35% to 1.70%	17,056	22.02 to 20.83	372	0.99%	6.46% to 6.09%
2022	1.35% to 1.70%	33,168	20.68 to 19.64	679	1.07%	(4.09)% to (4.43)%
2021	1.35% to 1.70%	29,778	21.56 to 20.55	637	1.00%	22.62% to 22.18%
2020	1.35% to 1.70%	49,374	17.59 to 16.82	859	1.35%	0.90% to 0.54%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2024	1.35% to 1.65%	6,019	28.42 to 27.02	163	0.00%	14.67% to 14.32%
2023	1.35% to 1.65%	6,486	24.79 to 23.64	153	0.00%	13.36% to 13.02%
2022	1.35% to 1.65%	6,476	21.87 to 20.92	136	0.00%	(31.18)% to (31.39)%
2021	1.35% to 1.65%	6,014	31.77 to 30.49	183	0.00%	1.02% to 0.72%
2020	1.35% to 1.70%	14,968	31.45 to 30.08	461	0.00%	26.85% to 26.40%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Advisor Series I
Fidelity Advisor® Equity Growth Fund — Class A
2024	1.35% to 1.70%	16,085	54.87 to 51.73	871	0.00%	27.96% to 27.50%
2023	1.35% to 1.70%	9,619	42.88 to 40.57	408	0.00%	33.43% to 32.95%
2022	1.35% to 1.70%	9,560	32.14 to 30.51	304	0.00%	(25.68)% to (25.94)%
2021	1.35% to 1.70%	3,405	43.24 to 41.20	146	0.00%	21.07% to 20.64%
2020	1.35% to 1.70%	36,405	35.72 to 34.15	1,286	0.00%	41.49% to 40.99%
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A
2024	1.35% to 1.70%	10,477	29.70 to 28.00	307	0.36%	15.34% to 14.92%
2023	1.35% to 1.65%	275	25.76 to 24.56	7	0.18%	13.16% to 12.82%
2022	1.35% to 1.65%	292	22.76 to 21.77	6	0.07%	(16.16)% to (16.42)%
2021	1.35% to 1.65%	327	27.15 to 26.05	9	0.03%	23.23% to 22.86%
2020	1.35% to 1.65%	683	22.03 to 21.20	15	0.01%	16.74% to 16.39%
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2024	1.35% to 1.70%	21,606	45.08 to 42.50	949	0.04%	33.08% to 32.60%
2023	1.35% to 1.70%	65,111	33.87 to 32.05	2,171	0.33%	34.12% to 33.65%
2022	1.35% to 1.70%	21,968	25.26 to 23.98	542	0.34%	(28.46)% to (28.71)%
2021	1.35% to 1.70%	25,381	35.30 to 33.64	878	0.00%	22.62% to 22.19%
2020	1.35% to 1.70%	25,277	28.79 to 27.53	714	0.01%	21.97% to 21.53%
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A
2024 (7)	1.35% to 1.70%	110,150	10.03 to 10.02	1,104	0.42%	0.25% to 0.19%
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A
2024 (7)	1.35% to 1.70%	1,993	10.02 to 10.01	20	0.25%	0.19% to 0.13%
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A
2024	1.35% to 1.70%	30,685	17.68 to 16.67	533	1.10%	11.34% to 10.94%
2023	1.35% to 1.70%	34,552	15.88 to 15.02	540	1.73%	11.40% to 11.01%
2022	1.35% to 1.70%	38,338	14.25 to 13.53	539	3.94%	(13.02)% to (13.33)%
2021	1.35% to 1.70%	48,057	16.39 to 15.61	776	0.84%	10.23% to 9.84%
2020	1.35% to 1.70%	52,352	14.87 to 14.22	767	3.66%	0.18% to (0.18)%
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A
2024	1.35% to 1.70%	14,210	28.62 to 26.98	399	0.71%	9.80% to 9.41%
2023	1.35% to 1.70%	17,806	26.06 to 24.66	456	1.38%	11.37% to 10.98%
2022	1.35% to 1.70%	5,800	23.40 to 22.22	132	0.36%	(11.41)% to (11.72)%
2021	1.35% to 1.70%	6,871	26.42 to 25.17	176	0.53%	23.77% to 23.34%
2020	1.35% to 1.70%	8,193	21.34 to 20.41	170	0.79%	3.97% to 3.60%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A
2024	1.35% to 1.70%	102,119	12.71 to 11.98	1,269	3.68%	0.44% to 0.08%
2023	1.35% to 1.70%	104,608	12.65 to 11.97	1,294	3.21%	4.00% to 3.63%
2022	1.35% to 1.70%	156,582	12.16 to 11.55	1,872	2.25%	(13.74)% to (14.04)%
2021	1.35% to 1.70%	182,237	14.10 to 13.44	2,529	1.77%	(2.70)% to (3.04)%
2020	1.35% to 1.70%	204,345	14.49 to 13.86	2,918	2.12%	6.39% to 6.02%
JPMorgan Investor Growth & Income Fund — Class A
2024	1.35% to 1.70%	15,714	24.90 to 23.48	380	4.27%	11.20% to 10.80%
2023	1.35% to 1.70%	9,582	22.39 to 21.19	213	1.90%	14.28% to 13.88%
2022	1.35% to 1.70%	10,776	19.59 to 18.61	210	1.43%	(15.87)% to (16.17)%
2021	1.35% to 1.70%	11,676	23.29 to 22.19	270	2.41%	12.43% to 12.03%
2020	1.35% to 1.70%	12,530	20.72 to 19.81	258	1.52%	15.33% to 14.92%
Janus Investment Fund
Janus Henderson Forty Fund — Class A
2024	1.35% to 1.40%	2,170	43.57 to 43.22	94	0.11%	26.24% to 26.17%
2023	1.35% to 1.70%	14,516	34.52 to 32.66	496	0.02%	37.66% to 37.18%
2022	1.35% to 1.70%	15,262	25.07 to 23.81	379	0.00%	(34.60)% to (34.83)%
2021	1.35% to 1.40%	3,227	38.34 to 38.08	123	0.20%	21.01% to 20.95%
2020	1.35% to 1.70%	13,989	31.68 to 30.30	439	0.23%	36.94% to 36.46%
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI
2024	1.35% to 1.70%	9,995	29.35 to 27.67	290	0.35%	13.44% to 13.04%
2023	1.35% to 1.70%	—	25.87 to 24.48	—	0.00%	17.61% to 17.19%
2022	1.35% to 1.70%	—	22.00 to 20.89	—	0.00%	(7.77)% to (8.10)%
2021	1.35% to 1.70%	—	23.85 to 22.73	—	0.00%	26.20% to 25.76%
2020	1.40% to 1.40%	553	18.78 to 18.78	10	0.07%	9.60% to 9.60%
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI
2024	1.35% to 1.40%	4,322	27.60 to 27.37	119	0.00%	10.60% to 10.54%
2023	1.35% to 1.40%	4,657	24.96 to 24.76	116	0.22%	22.12% to 22.06%
2022	1.35% to 1.40%	4,976	20.44 to 20.29	101	0.00%	(26.60)% to (26.64)%
2021	1.35% to 1.70%	17,858	27.84 to 26.53	493	0.00%	6.33% to 5.95%
2020	1.35% to 1.40%	5,749	26.19 to 26.02	150	0.14%	17.84% to 17.78%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A
2024	1.35% to 1.70%	467	25.91 to 24.43	12	1.69%	15.71% to 15.30%
2023	1.35% to 1.70%	1,563	22.39 to 21.19	35	1.82%	9.00% to 8.61%
2022	1.35% to 1.70%	1,666	20.55 to 19.51	34	1.67%	(11.06)% to (11.38)%
2021	1.35% to 1.70%	8,282	23.10 to 22.01	189	1.24%	25.04% to 24.59%
2020	1.35% to 1.70%	72,199	18.48 to 17.67	1,318	2.13%	(2.60)% to (2.95)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A
2024	1.35% to 1.70%	16,836	18.60 to 17.53	309	5.85%	5.32% to 4.95%
2023	1.35% to 1.70%	18,355	17.66 to 16.70	320	4.10%	5.42% to 5.04%
2022	1.35% to 1.70%	2,729	16.75 to 15.90	46	4.33%	(13.87)% to (14.18)%
2021	1.35% to 1.70%	11,189	19.45 to 18.53	216	2.98%	1.86% to 1.50%
2020	1.35% to 1.70%	4,556	19.09 to 18.26	86	3.92%	6.14% to 5.77%
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A
2024	1.35% to 1.70%	23,490	25.64 to 24.17	590	0.83%	13.49% to 13.08%
2023	1.35% to 1.65%	10,770	22.59 to 21.55	239	0.56%	13.94% to 13.60%
2022	1.35% to 1.65%	12,025	19.83 to 18.97	234	0.91%	(12.26)% to (12.53)%
2021	1.35% to 1.65%	14,405	22.60 to 21.68	320	0.72%	27.14% to 26.76%
2020	1.35% to 1.65%	17,077	17.78 to 17.11	298	1.34%	1.34% to 1.04%
PIMCO Funds
PIMCO High Yield Fund — Class A
2024	1.35% to 1.70%	17,910	18.95 to 17.86	335	5.83%	4.95% to 4.58%
2023	1.35% to 1.70%	19,362	18.05 to 17.08	346	5.48%	10.85% to 10.46%
2022	1.35% to 1.70%	21,220	16.28 to 15.46	342	4.68%	(12.29)% to (12.61)%
2021	1.35% to 1.70%	30,840	18.57 to 17.69	567	4.17%	2.28% to 1.92%
2020	1.35% to 1.70%	19,460	18.15 to 17.36	349	4.50%	3.55% to 3.18%
PIMCO Long-Term U.S. Government Fund — Class A
2024	1.35% to 1.70%	54,208	12.74 to 12.01	680	2.92%	(7.25)% to (7.58)%
2023	1.35% to 1.70%	71,062	13.74 to 13.00	963	2.83%	1.77% to 1.41%
2022	1.35% to 1.70%	6,888	13.50 to 12.82	91	1.89%	(30.16)% to (30.41)%
2021	1.35% to 1.70%	68,064	19.33 to 18.42	1,300	1.55%	(6.16)% to (6.50)%
2020	1.35% to 1.70%	30,838	20.60 to 19.70	627	2.89%	15.90% to 15.49%
PIMCO Low Duration Fund — Class A
2024	1.35% to 1.70%	55,373	11.20 to 10.56	609	3.88%	3.10% to 2.73%
2023	1.35% to 1.70%	56,407	10.86 to 10.28	603	3.79%	3.59% to 3.23%
2022	1.35% to 1.70%	57,105	10.48 to 9.95	589	1.59%	(6.72)% to (7.05)%
2021	1.35% to 1.70%	101,219	11.24 to 10.71	1,122	0.54%	(2.31)% to (2.66)%
2020	1.35% to 1.70%	92,767	11.50 to 11.00	1,054	1.46%	1.72% to 1.36%
PIMCO Total Return Fund — Class A
2024	1.35% to 1.70%	152,280	13.21 to 12.45	1,971	4.21%	0.87% to 0.51%
2023	1.35% to 1.70%	131,482	13.09 to 12.39	1,692	3.55%	4.52% to 4.15%
2022	1.35% to 1.70%	164,907	12.53 to 11.90	2,035	3.96%	(15.54)% to (15.84)%
2021	1.35% to 1.70%	133,897	14.83 to 14.13	1,955	1.93%	(2.51)% to (2.86)%
2020	1.35% to 1.70%	186,404	15.22 to 14.55	2,794	2.16%	7.04% to 6.66%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2024	1.35% to 1.65%	14,910	11.18 to 11.08	166	0.00%	29.74% to 29.35%
2023	1.35% to 1.65%	14,541	8.62 to 8.57	125	0.00%	50.24% to 49.79%
2022	1.35% to 1.65%	18,610	5.74 to 5.72	107	0.00%	(41.53)% to (41.71)%
2021 (5)	1.35% to 1.70%	28,456	9.81 to 9.81	279	0.00%	(1.87)% to (1.89)%
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A
2024	1.35% to 1.70%	23,631	7.31 to 6.90	171	0.92%	(0.57)% to (0.93)%
2023	1.35% to 1.70%	34,935	7.36 to 6.96	255	1.92%	(3.50)% to (3.84)%
2022	1.35% to 1.70%	34,199	7.62 to 7.24	258	2.36%	22.83% to 22.39%
2021	1.35% to 1.70%	51,952	6.21 to 5.91	320	0.53%	25.51% to 25.07%
2020	1.35% to 1.70%	139,067	4.94 to 4.73	679	1.35%	9.67% to 9.28%
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A
2024	1.35% to 1.70%	21,937	13.80 to 13.01	299	3.49%	1.64% to 1.28%
2023	1.35% to 1.70%	23,956	13.58 to 12.84	322	0.43%	13.67% to 13.27%
2022	1.35% to 1.70%	26,621	11.94 to 11.34	314	0.72%	(19.12)% to (19.41)%
2021	1.35% to 1.70%	9,748	14.77 to 14.07	142	0.77%	11.88% to 11.49%
2020	1.35% to 1.70%	22,639	13.20 to 12.62	296	0.94%	9.43% to 9.04%
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2024	1.35% to 1.70%	12,162	36.88 to 34.77	435	2.02%	10.89% to 10.49%
2023	1.35% to 1.70%	12,091	33.26 to 31.47	391	1.85%	16.92% to 16.51%
2022	1.35% to 1.70%	14,355	28.44 to 27.01	399	1.14%	(13.36)% to (13.67)%
2021	1.35% to 1.70%	16,627	32.83 to 31.28	534	0.44%	16.62% to 16.21%
2020	1.35% to 1.70%	29,767	28.15 to 26.92	825	1.09%	16.21% to 15.79%
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class
2024	1.35% to 1.65%	6,465	27.19 to 25.85	175	1.62%	10.00% to 9.67%
2023	1.35% to 1.70%	24,173	24.71 to 23.38	592	1.91%	7.87% to 7.49%
2022	1.35% to 1.70%	21,077	22.91 to 21.75	479	1.70%	(4.87)% to (5.21)%
2021	1.35% to 1.70%	20,433	24.08 to 22.95	490	1.32%	23.57% to 23.13%
2020	1.35% to 1.70%	45,841	19.49 to 18.64	887	2.05%	(0.32)% to (0.67)%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class
2024	1.35% to 1.70%	7,570	49.81 to 46.96	369	0.00%	27.51% to 27.06%
2023	1.35% to 1.70%	8,332	39.06 to 36.96	319	0.00%	42.93% to 42.43%
2022	1.35% to 1.70%	10,835	27.33 to 25.95	291	0.00%	(41.10)% to (41.31)%
2021	1.35% to 1.70%	11,683	46.40 to 44.21	534	0.00%	18.09% to 17.67%
2020	1.35% to 1.70%	9,135	39.29 to 37.57	354	0.00%	34.70% to 34.23%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2024	1.35% to 1.70%	32,619	15.16 to 14.29	489	2.89%	6.90% to 6.52%
2023	1.35% to 1.70%	38,657	14.18 to 13.42	543	1.82%	9.54% to 9.15%
2022	1.35% to 1.70%	18,083	12.95 to 12.29	233	2.57%	(20.84)% to (21.12)%
2021	1.35% to 1.70%	18,560	16.35 to 15.58	302	0.00%	11.43% to 11.03%
2020	1.35% to 1.70%	25,083	14.68 to 14.03	364	3.04%	3.41% to 3.05%
AB Wealth Appreciation Strategy —Class A
2024	1.40% to 1.70%	331	21.10 to 20.06	7	0.25%	17.18% to 16.83%
2023	1.35% to 1.70%	17,816	18.15 to 17.17	320	1.16%	19.09% to 18.67%
2022	1.40% to 1.70%	427	15.13 to 14.47	6	1.19%	(19.81)% to (20.06)%
2021	1.40% to 1.70%	1,077	18.86 to 18.10	20	1.16%	18.69% to 18.32%
2020	1.40% to 1.70%	1,192	15.89 to 15.30	19	1.25%	11.21% to 10.88%
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A
2024	1.35% to 1.70%	58,836	20.38 to 19.21	1,190	4.31%	3.09% to 2.72%
2023	1.35% to 1.70%	71,679	19.77 to 18.70	1,402	5.08%	15.36% to 14.95%
2022	1.35% to 1.70%	85,238	17.13 to 16.27	1,445	3.20%	0.44% to 0.08%
2021 (6)	1.35% to 1.70%	108,570	17.06 to 16.26	1,828	1.57%	20.56% to 20.14%
Thornburg Investment Trust
Thornburg International Equity Fund — Class A
2024	1.35% to 1.70%	6,980	14.95 to 14.10	102	1.09%	9.73% to 9.34%
2023	1.35% to 1.70%	11,339	13.63 to 12.89	151	1.87%	14.21% to 13.81%
2022	1.35% to 1.70%	11,789	11.93 to 11.33	137	1.57%	(18.13)% to (18.42)%
2021	1.35% to 1.70%	13,112	14.57 to 13.89	187	0.52%	5.81% to 5.44%
2020	1.35% to 1.70%	37,584	13.77 to 13.17	511	0.32%	20.91% to 20.48%
Thornburg Small/Mid Cap Growth Fund — Class A
2024	1.35% to 1.70%	1	25.56 to 24.10	—	0.00%	18.04% to 17.62%
2023	1.35% to 1.70%	1	21.65 to 20.49	—	0.00%	17.95% to 17.53%
2022	1.35% to 1.70%	1	18.36 to 17.43	—	0.00%	(35.08)% to (35.31)%
2021	1.35% to 1.70%	5,000	28.28 to 26.94	140	0.00%	(5.61)% to (5.95)%
2020	1.35% to 1.35%	124	29.96 to 29.96	4	0.00%	39.73% to 39.73%
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A
2024	1.35% to 1.70%	6,796	8.02 to 7.56	54	2.22%	(3.92)% to (4.27)%
2023	1.35% to 1.70%	6,588	8.35 to 7.90	54	1.64%	8.85% to 8.46%
2022	1.35% to 1.70%	6,040	7.67 to 7.28	46	1.71%	(20.39)% to (20.67)%
2021	1.35% to 1.70%	6,974	9.63 to 9.18	67	0.92%	8.41% to 8.02%
2020	1.35% to 1.70%	40,380	8.89 to 8.50	355	2.43%	7.87% to 7.49%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Virtus NFJ Large-Cap Value Fund — Class A
2024	1.35% to 1.70%	—	21.79 to 20.54	—	0.00%	4.59% to 4.21%
2023	1.35% to 1.70%	—	20.83 to 19.71	—	0.00%	15.97% to 15.56%
2022	1.35% to 1.70%	—	17.96 to 17.06	—	0.41%	(15.98)% to (16.28)%
2021	1.35% to 1.70%	85,882	21.38 to 20.37	1,816	0.60%	24.49% to 24.05%
2020	1.35% to 1.70%	70,787	17.17 to 16.42	1,202	0.30%	0.56% to 0.20%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.
(7)	The ratios of expenses and net investment income to average net assets are annualized for the period from October 25 to December 31, 2024.